Document and Entity Information	Nov. 05, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001844650
Document Type	8-K
Document Period End Date	Nov. 05, 2021
Entity Registrant Name	SOAR TECHNOLOGY ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40811
Entity Tax Identification Number	98-1580216
Entity Address, Address Line One	228 Park Avenue S PMB 74335
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	503-2855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	FLYA.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FLYA
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	FLYA.WT
Security Exchange Name	NYSE